Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 27,760,000
Impairment charge	25,400,000	$ 8,080,000.00
Amortization expenses	$ 71,000
Weighted average remaining term	1 year 9 months 18 days
Weighted average discount rate	5.00%
Contract liabilities		$ 15,700,000	$ 47,700,000
Segment description	Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer. The CODM has determined that the Company operates as one single operating segment as the CODM reviews financial information on a consolidated basis in making decisions regarding performance assessment and resource allocation.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of operating segment (in segment) | segment	1
Digital assets held	$ 149,290,000	129,940,000
CECL [Member]
Summary of Significant Accounting Policies [Line Items]
Allowances for CECL		$ 310,000
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	17,130,000
US [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	6,990,000
UAE [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	3,170,000
HK [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 470,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Joint Ventures [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of investments	20.00%
Common Stock [Member] | Joint Ventures [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of investments	50.00%